INVENTORIES	12 Months Ended
Dec. 31, 2020
INVENTORIES
INVENTORIES

8.INVENTORIES

	December 31,	December 31,
	2020	2019
Finished goods
Pulp
Domestic (Brazil)	553,229	575,335
Foreign	1,102,994	2,229,206
Paper
Domestic (Brazil)	225,058	199,635
Foreign	87,638	70,199
Work in process	81,465	75,377
Raw material	1,450,507	1,047,433
Spare parts and other	508,444	488,410
	4,009,335	4,685,595

Inventories are shown net of estimated losses.

8.1.Rollforward of estimated losses

	December 31,	December 31,
	2020	2019
Beginning balance	(106,713)	(33,195)
Business combination		(11,117)
Addition (1)	(77,173)	(111,077)
Reversal	11,498	9,734
Write-off (2)	92,503	38,942
Ending balance	(79,885)	(106,713)
1)	The addition of inventory in the year ended December 31, 2020, refers substantially to the raw material in the amount of R$56,305 (R$57,384 as of December 31, 2019).
2)

The write-off of inventory, in the year ended December 31, 2020, refers mainly to the amounts of (i) finished pulp product of R$32,018 (R$666 as of December 31, 2019) and (ii) raw material of R$49,550 (R$26,083 as of December 31, 2019).

For the year ended December 31, 2020, and 2019 there were no inventory items pledged as collateral.